Right of use assets and lease liabilities	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Right of use assets and lease liabilities
13. Right of use assets and lease liabilities
The breakdown of right of use assets is as follows:

	Yen in millions
	March 31,
	2023	2024
Types of original assets
Land	64,717	60,388
Buildings	333,698	341,408
Other	92,953	131,040

Total	491,368	532,835

The increase in the right of use assets for the years ended on March 31, 2023 and 2024 were ¥116,298 million and ¥101,534 million, respectively.
The breakdown of main gains and losses on lessee’s leases is as follows:

	Yen in millions
	March 31,
	2023	2024
Depreciation of right of use assets
Land	5,217	9,699
Buildings	42,408	69,962
Other	36,566	42,038

Total	84,191	121,698

Interest expense on lease liabilities	5,429	6,152
Short-term leases	97,025	103,544

	186,645	231,394

For the years ended March 31, 2023 and 2024, the total cash outflows for lessee leases were ¥172,112 million and ¥188,677 million, respectively.
The following is the maturity analysis of the total future lease payments and the adjustment to the present value:

	Yen in millions
	March 31,
	2023	2024
Within 1 year	74,780	83,145
Between 1 and 5 years	179,026	190,511
Later than 5 years	254,096	244,107

Future lease payment, total	507,902	517,763
Less - Interest expense	(51,781)	(55,195)

Present value of lease payment, total	456,120	462,568

Current liabilities	66,870	73,456
Non-current liabilities	389,250	389,112

Present value of lease payment, total	456,120	462,568